ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
ACCOUNTING POLICIES [Abstract]
Summary of Allocated Costs Included in Financial Statements

The condensed consolidated and combined carve-out financial statements reflect the results of operations, cash flows and net assets of the Combined Entity including the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Partnership's interests in the four vessels in the Initial Fleet and the Dropdown Predecessor (Golar Freeze).  Accordingly, the historical combined carve-out financial statements reflect allocations of certain expenses, including that of administrative expenses including share options and pension costs, mark-to-market of interest rate, foreign currency swap derivatives and amortization of deferred tax benefits on intragroup transfers.  These allocated costs have been accounted for as an equity contribution in the combined balance sheets. Allocated costs (income) included in the accompanying condensed consolidated and combined carve-out statements of income are as follows:

	Three months ended June 30		Six months ended June 30,
(in thousands of $)	2012	2011	2012	2011
Administrative expenses	—	411	—	1,783
Pension costs	—	46	—	330
Net financial expenses (income)	—	520	—	584
	—	977	—	2,697

Liabilities Eliminated from Partnership

Included in the Combined Entity's equity prior to April 13, 2011, are net liabilities of $14.9 million relating to certain assets and liabilities of the Golar Spirit that were carved out, since they were readily separable and identifiable within the books of Golar. However, these amounts have been retained by Golar and have not been transferred to the Partnership and, therefore, have been eliminated from the Partnership's opening equity position as of April 13, 2011. Details of the net liabilities eliminated are as follows:

(in thousands of $)
Balance Sheet captions:
Other non-current assets	12,007
Other long-term liabilities	(26,863)
14,856